Net employee defined benefit	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Net employee defined benefit

	2020	2019
Fair value of plan assets	$25,783	$29,086

Defined benefit obligation	(39,466)	(28,195)
Other employee benefits	(649)	(642)

	$(40,115)	$(28,837)

Benefit (liability) assets	$(14,332)	$249

In accordance with Panamanian law, the Company contributes to the following defined benefit plans:
Seniority premium plan:
is a contingent liability that companies must pay to their employees according to article 224 of Panama´s Labor Code according to the following:

Eligibility:	All employees
Benefit:	One week of salary per years of service
Salary:	Average of the 5 prior years of the monthly base salary
Payment:	Lump sum
Indemnity plan:
it covers all employees eligible for the indemnity plan as provided by the Company. The benefits consist of 6.54% of eligible earnings accumulated for each year of service.
The actuarial liability is recognized for the legal obligation under the formal terms of the plan, and for the implied projections as required under IAS 19R. These actuarial projections do not constitute a legal obligation for the Company.

The following table summarizes the components of net benefit expense included under “Wages, salaries, benefits and other employees´ expenses” in the accompanying consolidated statement of profit or loss:

Year ended December 31,2020	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	$2,393	$—	$2,393
Interest cost on net benefit obligation	706	(731)	(25)
Past service cost	457	—	457
Curtailment / Settlement	(2,026)	—	(2,026)

Net benefit expense	$1,530	$(731)	$799

Year ended December 31,2019	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	2,192	—	2,192
Interest cost on net benefit obligation	887	(979)	(92)

Net benefit expense	$3,079	$(979)	$2,100

Year ended December 31,2018	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	2,105	—	2,105
Interest cost on net benefit obligation	642	(666)	(24)

Net benefit expense	$2,747	$(666)	$2,081

The following table shows reconciliation from the opening balance to the closing balances for net employee defined benefit liabilities and its components:

	Defined benefit obligation	Fair value of assets	Other employee benefits liability	Defined benefit assets (liability)
At January 1, 2018	$(19,997)	$23,794	$(612)	$3,185
Current service cost	(2,105)	—	—	(2,105)
Interest (cost) income	(642)	666	—	24
Return on plan assets	—	483	—	483
Experience gain (loss)	(1,943)	—	—	(1,943)
Invesment return	—	67	—	67
Actuarial changes arising from changes in financial assumptions	877	—	—	877
Employer contributions	—	4,780	—	4,780
Benefits paid	1,242	(1,451)	—	(209)
Adjustments	—	—	(68)	(68)

At December 31, 2018	$(22,568)	$28,339	$(680)	$5,091
Current service cost	(2,192)	—	—	(2,192)
Interest (cost) income	(887)	979	—	92
Experience gain (loss)	(1,681)	—	—	(1,681)
Invesment return	—	138	—	138
Actuarial changes arising from changes in financial assumptions	(1,874)	—	—	(1,874)
Employer contributions	—	1,903	—	1,903
Benefits paid	1,007	(1,086)	—	(79)
Adjustments	—	(1,187)	38	(1,149)

As of December 31, 2019	$(28,195)	$29,086	$(642)	$249
Current service cost	(2,393)	—	—	(2,393)
Interest (cost) income	(706)	731	—	25
Past service cost	(457)	—	—	(457)
Curtailment / Settlement	2,026	—	—	2,026
Return on plan assets	—	374	—	374
Experience gain (loss)	(4,001)	—	—	(4,001)
Actuarial changes arising from changes in demographic assumptions	(11,285)	—	—	(11,285)
Actuarial changes arising from changes in financial assumptions	(1,028)	—	—	(1,028)
Employer contributions	—	1,709	—	1,709
Benefits paid	6,573	(6,117)	—	456
Adjustments	—	—	(7)	(7)

As of December 31, 2020	$(39,466)	$25,783	$(649)	$(14,332)

As of December 31, 2020 and 2019, plan assets are comprised totally by fixed term deposits.
For the year ended December 31, 2020 actuarial losses of $15.5 million (2019: $4.4 million and 2018: $0.3 million) were recognized in other comprehensive income.
As of December 31, 2020, employer contributions are a net amount of regular contributions by $2.8 million (2019: $4.4 million and 2018: $4.8 million) and retirement of interest earned by $1.1 million (2019: 2.5 million and 2018: null).

The following were the principal actuarial assumptions at the reporting date:

	2020	2019	2018
Economic assumptions -
Discount rate	2.0%	2.5%	3.9%
Compensation - salary increase	4.0%	4.0%	4.0%

Demographic assumptions -
Mortality	Panama expirence	RP - 2000 no collar	RP -2000 no collar
Termination	2003 SoA pension plan	13% all ages	13% all ages
Retirement
Males	62 years
Females	57 years
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amount shown below:

	December, 31 2020		December, 31 2019		December, 31 2018
	Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate (0.5% movement)	$2,318	$(2,554)	$709	$(751)	$538	$(569)
The sensitivity analyses above have been determined based on a method that extrapolates the impact on the defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period. The sensitivity analyses are based on a change in a significant assumption, keeping all other assumptions constant. The sensitivity analyses may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation from one another.
The following payments are expected contributions to the defined benefit plan in future years:

	2020	2019
Up to one year	$2,299	$5,169
One to five years	8,777	14,008
Over five years	14,112	14,049

Total expected payments	$25,188	$33,226

The average duration of the defined benefit plan obligation at the end of the reporting period is 9.0 years.